SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Term of annual contract	1 year	1 year
Time period within substantially all outstanding performance obligations are recognized	true	true
Deferred revenue recognized		$ 3,000	$ 2,200
Deferred cost of sales		500	300
Commission expense		600	400
Allowance for doubtful accounts		500	200
Warranty reserve		1,553	1,491	$ 116
Sales and marketing expense
Significant Accounting Policies [Line Items]
Advertising Expense		40	100
Accrued expenses and other current liabilities
Significant Accounting Policies [Line Items]
Warranty reserve		1,600	$ 1,500
Restricted Cash
Significant Accounting Policies [Line Items]
Security deposit		$ 600